CONSOLIDATED (SUCCESSOR)/ COMBINED (PREDECESSOR) STATEMENTS OF CHANGES IN EQUITY/NET PARENT INVESTMENT (USD $) In Thousands	Total	Predecessor [Member]	Accumulated Net Contributions from Parent [Member] Predecessor [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Predecessor [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2010		$ 554,621	$ 560,128		$ (5,507)
Net income		(60,542)	(60,542)
Foreign currency translation adjustments		1,144			1,144
Net transfers from Parent		39,702	39,702
Ending Balance at Dec. 31, 2011		534,925	539,288		(4,363)
Net income		(2,819)
Ending Balance at Mar. 31, 2012
Beginning Balance at Dec. 31, 2011		534,925	539,288		(4,363)
Net transfers to Parent		(10,653)	(10,653)
Net income		(12,842)	(12,842)
Foreign currency translation adjustments		(1,197)			(1,197)
Ending Balance at Dec. 31, 2012		510,233	515,793		(5,560)
Beginning Balance at Sep. 30, 2012
Net income		2,994
Ending Balance at Dec. 31, 2012		510,233
Net income		9,797
Ending Balance at Mar. 31, 2013
Beginning Balance at Dec. 31, 2012		510,233	515,793		(5,560)
Net transfers to Parent		(21,846)	(21,846)
Net income		32,185	32,185
Foreign currency translation adjustments		2,707			2,707
Ending Balance at Aug. 30, 2013		523,279	526,132		(2,853)
Beginning Balance at Jun. 30, 2013
Net income		5,712
Ending Balance at Aug. 30, 2013		523,279
Beginning Balance at Jul. 25, 2013
Capital contribution from Lone Star Funds	265,000					32	264,968
Return of capital to Lone Star Funds	(130,000)						(130,000)
Net income	2,105							2,105
Foreign currency translation adjustments	(254)			(254)
Ending Balance at Dec. 31, 2013	$ 136,851			$ (254)		$ 32	$ 134,968	$ 2,105